OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Accrued payroll including amounts due to government authorities	$ 2,240	$ 1,340
Provision for vacation and other employee benefits	2,092	2,088
Accrued expenses	1,042	694
Other liabilities	1,191	1,014
Other Current Liabilities	$ 6,565	$ 5,136